Other operating income, other operating expenses, restructuring income and expenses, financial result - Restructuring expenses (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) site	Jun. 30, 2017 USD ($)
Analysis of income and expense [abstract]
Restructuring expense, land restoration			$ 4,021
Number of sites consolidated | site			2
Restructuring expense, personnel related termination costs			$ 4,363
Net restructuring income	$ 29,751	$ (319)	$ 28,485	$ (722)